Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 458,116	$ 335,988
Value-added and other tax receivables	11,955	22,903
Other	81,296	53,109
Trade and other receivables	$ 551,367	$ 412,000